Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 17, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 17, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement TextBlock	jhfii_SupplementTextBlock

John Hancock Funds II

Supplement dated October 17, 2013 to the current Class A Shares Prospectus

Lifestyle Aggressive Portfolio

Lifestyle Growth Portfolio

Lifestyle Balanced Portfolio

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

As of October 1, 2013, Class A shares of the funds are subject to new contractual expense limitation arrangements.

The following amends and restates the information regarding the Class A shares presented under the heading “Fees and expenses — Annual fund operating expenses” in the “Fund summary” for each fund:

Lifestyle Aggressive Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.05
Distribution and service (12b-1) fee	0.30
Other expenses	0.23
Acquired fund fees and expenses[1]	0.92
Total annual fund operating expenses[2]	1.50
Contractual expense reimbursement[3]	-0.10
Total annual fund operating expenses after expense reimbursements	1.40

Lifestyle Growth Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.04
Distribution and service (12b-1) fee	0.30
Other expenses	0.23
Acquired fund fees and expenses[1]	0.88
Total annual fund operating expenses[2]	1.45
Contractual expense reimbursement[3]	-0.10
Total annual fund operating expenses after expense reimbursements	1.35

Lifestyle Balanced Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.04
Distribution and service (12b-1) fee	0.30
Other expenses	0.22
Acquired fund fees and expenses[1]	0.85
Total annual fund operating expenses[2]	1.41
Contractual expense reimbursement[3]	-0.09
Total annual fund operating expenses after expense reimbursements	1.32

Lifestyle Moderate Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.04
Distribution and service (12b-1) fee	0.30
Other expenses	0.23
Acquired fund fees and expenses[1]	0.80
Total annual fund operating expenses[2]	1.37
Contractual expense reimbursement[3]	-0.10
Total annual fund operating expenses after expense reimbursements	1.27

Lifestyle Conservative Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.04
Distribution and service (12b-1) fee	0.30
Other expenses	0.22
Acquired fund fees and expenses[1]	0.76
Total annual fund operating expenses[2]	1.32
Contractual expense reimbursement[3]	-0.09
Total annual fund operating expenses after expense reimbursements	1.23

1.	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
2.	The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
3.	The advisor has contractually agreed to limit certain class-specific expenses to 0.41% for Class A shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and acquired fund fees and expenses. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under this arrangement for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” for each fund:

Lifestyle Aggressive Portfolio

Expenses ($)	Class A
	Sold	Kept
1 year	635	635
3 years	941	941
5 years	1,269	1,269
10 years	2,193	2,193

Lifestyle Growth Portfolio

Expenses ($)	Class A
	Sold	Kept
1 year	631	631
3 years	926	926
5 years	1,244	1,244
10 years	2,140	2,140

Lifestyle Balanced Portfolio

Expenses ($)	Class A
	Sold	Kept
1 year	628	628
3 years	916	916
5 years	1,224	1,224
10 years	2,099	2,099

Lifestyle Moderate Portfolio

Expenses ($)	Class A
	Sold	Kept
1 year	623	623
3 years	903	903
5 years	1,203	1,203
10 years	2,056	2,056

Lifestyle Conservative Portfolio

Expenses ($)	Class A
	Sold	Kept
1 year	619	619
3 years	889	889
5 years	1,179	1,179
10 years	2,003	2,003

(Lifestyle Aggressive Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
(Lifestyle Aggressive Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	635
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	941
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,193
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	635
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	941
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,269
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,193
(Lifestyle Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
(Lifestyle Growth Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.88%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	631
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	926
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,244
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,140
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	631
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	926
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,244
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,140
(Lifestyle Balanced Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
(Lifestyle Balanced Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.85%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	628
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,099
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	628
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	916
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,224
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,099
(Lifestyle Moderate Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
(Lifestyle Moderate Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	623
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,203
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,056
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	623
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	903
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,203
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,056
(Lifestyle Conservative Fund)
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
(Lifestyle Conservative Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.04%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	619
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	889
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,179
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,003
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	619
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	889
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,179
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,003
[1]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
[2]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[3]	The advisor has contractually agreed to limit certain class-specific expenses to 0.41% for Class A shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and acquired fund fees and expenses. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under this arrangement for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation.